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                                     1998
                                ANNUAL REPORT

                               October 31, 1998

                                  WATERHOUSE
                                    DOW 30
                                     FUND
                   ........................................


                                    [Logo]



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                  WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.
                  BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


DIRECTORS                                                                    EXECUTIVE OFFICERS
GEORGE F. STAUDTER                    CAROLYN B. LEWIS                       GEORGE A. RIO*
Director of Koger Equity, Inc.        President of                           President, Treasurer
Independent Financial Consultant      The CBL Group                          and Chief Financial Officer

RICHARD W. DALRYMPLE                  LAWRENCE J. TOAL                       CHRISTOPHER J. KELLEY*
President of Teamwork Mgmt., Inc.     Chairman/President/CEO of              Vice President and Secretary
                                      Dime Bancorp, Inc.

*Affiliated person of the Distributor


                      WATERHOUSE ASSET MANAGEMENT, INC.
                    BOARD OF DIRECTORS AND SENIOR OFFICERS

DIRECTORS
LAWRENCE M. WATERHOUSE, JR.           FRANK J. PETRILLI                      RICHARD H. NEIMAN
Chairman                              President and Chief Executive Officer  Executive Vice President
Waterhouse Investor Services, Inc.    Waterhouse Investor Services, Inc.     General Counsel and Secretary
                                                                             Waterhouse Investor Services, Inc.

SENIOR OFFICERS

DAVID A. HARTMAN                      B. KEVIN STERNS                        MICHELE R. TEICHNER
Senior Vice President                 Executive Vice President               Senior Vice President
Chief Investment Officer              Chief Financial Officer & Treasurer    Operations & Compliance


                                SERVICE PROVIDERS
      INVESTMENT MANAGER             TRANSFER AGENT         INDEPENDENT AUDITORS
       Waterhouse Asset         National Investor Services    Ernst & Young LLP
       Management, Inc.                   Corp.              787 Seventh Avenue
        100 Wall Street              55 Water Street         New York, NY 10019
   New York, New York 10005        New York, NY 10041

        ADMINISTRATOR &                 CUSTODIAN              LEGAL COUNSEL
     SHAREHOLDER SERVICING        The Bank of New York         Swidler Berlin
    Waterhouse Securities,        90 Washington Street     Shereff Friedman, LLP
             Inc.                  New York, NY 10286         919 Third Avenue
        100 Wall Street                                      New York, NY 10022
      New York, NY 10005
   Customer Service Department         DISTRIBUTOR
         (800) 934-4410          Funds Distributor, Inc.
                                    60 State Street
                                    Boston, MA 02109

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                            WATERHOUSE DOW 30 FUND

        DEAR SHAREHOLDER:
        --------------------------------------------------------------

We are pleased to provide you with the annual report for the Waterhouse Dow 30 Fund (the "Fund") for the period March 30, 1998 (commencement of operations) to October 31, 1998. During this period, the Dow Jones Industrial Average(ServiceMark) ("DJIA"(ServiceMark)) was quite volatile, rising from 8,782 on March 30, 1998 to a record high of 9,338, then falling nearly 20% to 7,539, and finally recovering strongly to 8,592 on October 31,1998. On a total return basis, which includes reinvested dividends, the period return for the DJIA was -1.26%. Your Fund had a total return for the same period of -1.19%, after expenses. Since the investment objective of the Fund is to match the performance of the DJIA before Fund expenses, these results were right on target. We intend to work diligently to provide to our shareholders not only the first but the best mutual fund structured to closely emulate the performance of the DJIA.


                                    [CHART]

Note: As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without these waivers, the Fund's total return would have been lower.

The price performance of each of the DJIA stocks during the period of 3/30/98 through 10/31/98 is shown in the chart below. There were a couple of changes involving two of the components in the index during this period--Walt Disney executed a three-for-one stock split and Travelers Group merged with Citicorp and changed its name to Citigroup Inc.

 43.9%    IBM                                   -4.7%    International Paper
 36.8%    Wal-Mart Stores                       -6.2%    AlliedSignal
 21.1%    Eastman Kodak                         -7.0%    AT&T Corp.
 18.6%    Philip Morris Cos.                    -7.6%    General Motors
 16.1%    Aluminum Co. of America              -13.5%    Coca-Cola
 13.4%    Johnson & Johnson                    -14.7%    Minnesota Mining & Mfg.
 12.8%    McDonalds                            -16.4%    DuPont (E.I.)
  6.8%    Merck & Co.                          -18.2%    Caterpillar
  4.8%    Exxon Corp.                          -19.8%    Sears
  4.7%    United Technologies                  -22.2%    Citigroup
  4.1%    Procter & Gamble                     -22.6%    Union Carbide
  2.6%    General Electric                     -23.5%    Disney (Walt)
 -1.9%    Chevron                              -25.7%    Boeing Co.
 -2.9%    American Express                     -27.1%    Goodyear Tire
 -4.7%    Hewlett-Packard                      -28.8%    J.P. Morgan

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Considering the global economic turmoil and market volatility, the U.S. stock market performed relatively well over the most recent six-month period. The economy has slowed only moderately and remains on track to post GDP growth of roughly 2% or slightly higher for the remainder of the year. Inflation continues to be well-behaved and is expected to stay below 3% for the near-term. As we touched upon in our last report, the ultimate fallout from events in Asia and other emerging markets remains unclear, creating uncertainty and bouts of volatility in the marketplace.

Looking forward to the next six months, the market's direction will likely be affected by corporate profits, inflationary trends, money investment flows and global monetary concerns, including any indications of a change in interest rate policy by the Federal Reserve. Although these are difficult times to project what may happen in the near-term, the quality and underlying financial strength of the companies comprising the DJIA are expected to provide a solid investment foundation for long-term growth of our shareholders' investments in the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases. For Waterhouse IRA accounts, there is no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. As with all investments, past performance is no guarantee of future results. You may contact Waterhouse Securities' mutual funds service department at 800-457-6516 or your local branch office for more information.

Sincerely,

/s/ Lawrence M. Waterhouse
--------------------------
Lawrence M. Waterhouse, Jr.
Chairman
Waterhouse Investors Services, Inc.

December 4, 1998

An investment in the Fund is neither FDIC-Insured nor guaranteed by the U.S. Government and is not a deposit or obligation guaranteed by any bank and is subject to market risk including possible loss of principal.

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                              TABLE OF CONTENTS
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            Schedule of Investments..............................6

            Statement of Assets and Liabilities..................7

            Statement of Operations..............................8

            Statement of Changes in Net Assets...................9

            Financial Highlights................................10

            Notes to
               Financial Statements.............................11

            Report of
               Independent Auditors.............................14

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                            WATERHOUSE DOW 30 FUND

                           SCHEDULE OF INVESTMENTS
                               October 31, 1998


                                                                                          NUMBER OF
                                                                                           SHARES               VALUE

                  ------------------------------------------------------------------------------------------------------
                  COMMON STOCKS
                  AlliedSignal Inc.                                                         29,703           $ 1,156,561
                  Aluminum Co. of America                                                   29,703             2,353,963
                  American Express Co.                                                      29,703             2,625,003
                  AT&T Corp.                                                                29,703             1,849,012
                  The Boeing Co.                                                            29,703             1,113,863
                  Caterpillar Inc.                                                          29,703             1,336,635
                  Chevron Corp.                                                             29,703             2,420,794
                  Citigroup Inc.                                                            29,703             1,397,897
                  The Coca-Cola Company                                                     29,703             2,008,665
                  E.I. du Pont de Nemours and Co.                                           29,703             1,707,922
                  Eastman Kodak Co.                                                         29,703             2,301,982
                  Exxon Corp.                                                               29,703             2,116,339
                  General Electric Co.                                                      29,703             2,599,013
                  General Motors Corp.                                                      29,703             1,873,145
                  The Goodyear Tire & Rubber Co.                                            29,703             1,600,249
                  Hewlett-Packard Co.                                                       29,703             1,787,749
                  International Business Machines Corp.                                     29,703             4,409,039
                  International Paper Co.                                                   29,703             1,379,333
                  J.P. Morgan & Co., Inc.                                                   29,703             2,799,508
                  Johnson & Johnson                                                         29,703             2,420,795
                  McDonald's Corp.                                                          29,703             1,986,388
                  Merck & Co., Inc.                                                         29,703             4,017,331
                  Minnesota Mining & Manufacturing Co.                                      29,703             2,376,240
                  Philip Morris Cos. Inc.                                                   29,703             1,518,566
                  The Proctor & Gamble Co.                                                  29,703             2,639,854
                  Sears, Roebuck and Co.                                                    29,703             1,334,778
                  Union Carbide Corp.                                                       29,703             1,143,565
                  United Technologies Corp.                                                 29,703             2,829,211
                  Wal-Mart Stores, Inc.                                                     29,703             2,049,507
                  The Walt Disney Co.                                                       29,703               800,125
                                                                                                             -----------

                  TOTAL COMMON STOCKS (cost $62,140,232)--99.60%                                              61,953,032
                                                                                                             -----------

                  OTHER (cost $248,581)--0.40%
                  Diamonds(ServiceMark) Trust, Series 1                                      3,138               270,064
                                                                                                             -----------


                  REPURCHASE AGREEMENTS
                  --0.6% ABN Amro, Inc.
                  -dated 10/30/98, due 11/2/98, in the amount of $340,159
                  -fully collateralized by $358,978 U.S. Government Agency
                  securities, value $346,801                                                                     340,000
                                                                                                             -----------

                  TOTAL INVESTMENTS (cost $62,728,813)--100.6%                                                62,563,096
                  OTHER ASSETS AND LIABILITIES, NET--(0.6%)                                                     (352,042)
                                                                                                             -----------
                  NET ASSETS--100.0%                                                                         $62,211,054
                                                                                                             ===========


             Please see accompanying notes to financial statements.

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                            WATERHOUSE DOW 30 FUND

                     STATEMENT OF ASSETS AND LIABILITIES
                               October 31, 1998

               ASSETS
                 Investments in securities, at value (cost $62,728,813)              $62,563,096
                 Cash                                                                        948
                 Receivable for capital shares sold                                      263,218
                 Receivable for securities sold                                              852
                 Dividends and interest receivable                                        39,647
                 Other assets                                                                283
                                                                                     -----------
                         TOTAL ASSETS                                                 62,868,044

               LIABILITIES
                 Payable for capital shares redeemed                                     226,244
                 Payable for securities purchased                                        399,341
                 Payable to affiliates (Note 3)                                            4,585
                 Other accrued expenses                                                   26,820
                                                                                     -----------
                         TOTAL LIABILITIES                                               656,990
                                                                                     -----------

               NET ASSETS                                                            $62,211,054
                                                                                     ===========

                 Net assets consist of:

                 Paid-in capital                                                     $62,445,668
                 Accumulated net realized losses from security transactions              (68,158)
                 Distributions in excess of net investment income                           (739)
                 Net unrealized depreciation on investments                             (165,717)
                                                                                     -----------
                 Net assets, at value                                                $62,211,054
                                                                                     ===========

                 Shares outstanding ($.0001 par value common stock, 10 billion
                    shares authorized)                                                 7,242,140
                                                                                       =========

                 Net asset value, redemption price and offering price per share
                    (Note 2)                                                         $      8.59
                                                                                     ===========

             Please see accompanying notes to financial statements.

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                            WATERHOUSE DOW 30 FUND

                           STATEMENT OF OPERATIONS
                    For the Period Ended October 31, 1998*

               INVESTMENT INCOME
                 Dividends                                                           $   262,185
                 Interest                                                                 27,154
                                                                                     -----------
                 Total Investment Income                                                 289,339
                                                                                     -----------

               EXPENSES
                 Shareholder servicing fees (Note 3)                                      41,485
                 Investment management fees (Note 3)                                      33,188
                 Transfer agent fees (Note 3)                                              8,297
                 Registration fees                                                        20,778
                 Professional fees                                                        17,618
                 Directors' fees and expenses                                              4,890
                 Custody fees (Note 2)                                                     1,650
                 Shareholder reports and mailing                                             495
                 Other expenses                                                            5,964
                                                                                     -----------
                 TOTAL EXPENSES                                                          134,365

               Fees waived/expenses reimbursed by the
                 Investment Manager and its affiliates (Note 3)                          (92,630)
                                                                                     -----------
                 NET EXPENSES                                                             41,735
                                                                                     -----------

                 NET INVESTMENT INCOME                                                   247,604
                                                                                     -----------

               REALIZED AND UNREALIZED LOSSES ON INVESTMENTS

                 Net realized losses from security transactions                          (68,158)
                 Net change in unrealized appreciation/depreciation on
                    investments                                                         (165,717)
                                                                                     -----------

               NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                        (233,875)
                                                                                     -----------

               NET INCREASE IN NET ASSETS FROM OPERATIONS                            $    13,729
                                                                                     ===========

               *The Fund commenced operations on March 31, 1998.

             Please see accompanying notes to financial statements.

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                            WATERHOUSE DOW 30 FUND

                      STATEMENT OF CHANGES IN NET ASSETS
                        Period Ended October 31, 1998*

               FROM OPERATIONS:
                 Net investment income                                               $   247,604
                 Net realized losses from security transactions                          (68,158)
                 Net change in unrealized appreciation/depreciation on
                    investments                                                         (165,717)
                                                                                     -----------
               Net increase in net assets from operations                                 13,729
                                                                                     -----------

               DISTRIBUTIONS TO SHAREHOLDERS:
                 From net investment income                                             (247,604)
                 In excess of net investment income                                         (739)
                                                                                     -----------
               Total distributions to shareholders                                      (248,343)
                                                                                     -----------

               CAPITAL SHARE TRANSACTIONS:
                 Proceeds from shares sold                                            70,986,821
                 Shares issued in reinvestment of dividends                              248,343
                 Payments for shares redeemed                                         (8,789,496)
                                                                                     -----------
               Net increase in net assets from capital share transactions             62,445,668
                                                                                     -----------

               TOTAL INCREASE IN NET ASSETS                                           62,211,054

               NET ASSETS:
                 Beginning of period                                                     --
                                                                                     -----------
                 End of period                                                       $62,211,054
                                                                                     ===========

               CAPITAL STOCK TRANSACTIONS:
                 Shares sold                                                           8,264,395
                 Shares issued for dividends reinvested                                   30,046
                 Shares redeemed                                                      (1,052,301)
                                                                                     -----------
               Net increase in shares outstanding                                      7,242,140
                                                                                       =========

               *The Fund commenced operations on March 31, 1998.

             Please see accompanying notes to financial statements.

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                            WATERHOUSE DOW 30 FUND

                             FINANCIAL HIGHLIGHTS
                    For the Period Ended October 31, 1998*

           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from the Fund's financial statements.

               PER SHARE OPERATING PERFORMANCE
                 Net asset value, beginning of period                                $      8.78
                                                                                     -----------

               INVESTMENT OPERATIONS
                 Net investment income                                                      0.08
                 Net realized and unrealized losses on investments                         (0.19)
                                                                                     -----------
                 TOTAL FROM INVESTMENT OPERATIONS                                          (0.11)
                 Distributions from net investment income                                  (0.08)
                                                                                     -----------
                 Net asset value, end of period                                      $      8.59
                                                                                     ===========

               RATIOS
                 Ratio of net expenses to average net assets**                           0.25%(A)
                 Ratio of net investment income to average net assets**                  1.48%(A)
                 Decrease reflected in above expense ratio due to
                    waivers/reimbursements by the
                    Investment Manager and its affiliates (Note 3)                       0.55%(A)

               SUPPLEMENTAL DATA
                 Portfolio turnover rate                                                    8%(A)
                 Total investment return                                               (1.19%)(B)
                 Net assets, end of period                                           $62,211,054
                                                                                     ===========

*     The Fund commenced operations on March 31, 1998.
**    The average net assets for the period was $28,460,853.
(A)   Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             Please see accompanying notes to financial statements.

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                            WATERHOUSE DOW 30 FUND

              NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1998

         NOTE 1 -- ORGANIZATION

         Waterhouse Investors Family of Funds, Inc. (the "Company") was organized as a Maryland corporation on August 16, 1995. On December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933, as amended. The Company currently has four investment portfolios: the Waterhouse Dow 30 Fund (the "Fund") (formerly named the "Waterhouse Investors Dow Jones Industrial Averagesm Index Fund"), the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (collectively, the "Portfolios"). The assets of each Portfolio are segregated and accounted for separately. The investment objective of the Fund is to seek to track the total return of the Dow Jones Industrial Average(ServiceMark) before Fund expenses. The Fund commenced operations on March 31, 1998. The Fund changed its name on July 22, 1998. These financial statements relate to the Fund, a non-diversified portfolio.

         NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of the Fund's significant accounting policies:

         SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

         SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities maturing within 60 days are valued at amortized cost, which approximates market value.

         REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

         INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

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         DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

         SECURITIES TRANSACTIONS -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

         EXPENSES -- Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses which are applicable to the Fund and the other Portfolios of the Company are allocated on a pro rata basis.

         USE OF ESTIMATES -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

         FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

         In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

         NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

         Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment Manager intends to limit the total operating expenses of the Fund to .25 of 1% of its average daily net assets through March 31, 1999. Accordingly, for the period ended October 31, 1998 the Investment Manager voluntarily waived its entire investment management fee of $33,188 and reimbursed the Fund $14,245 for other operating expenses.

         Waterhouse Securities, Inc. ("Waterhouse Securities"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays Waterhouse Securities a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

         Waterhouse Securities has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that the Fund pay Waterhouse Securities, a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. For the period ended October 31, 1998, Waterhouse Securities voluntarily waived $36,900 of its shareholder servicing fee for the Fund.

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         The Fund has entered into a Transfer Agency and Dividend Disbursing
         Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the period ended October 31, 1998, the Transfer Agent voluntarily waived $8,297 of its transfer agent fee for the Fund.

         Each Director who is not an "interested person" ("disinterested Director") as defined in the Act receives from the Company a base annual retainer of $12,000, payable quarterly. Each disinterested Director who serves on the Board of Directors of the "Fund Complex" (which includes the Company and National Investors Cash Management Fund, Inc.) receives a supplemental annual retainer of $5,000, payable quarterly. Additionally, each disinterested Director of the Company receives from the Company a fee of $2,000 for each meeting attended. In the event that meetings of the Fund Complex are held on the same day or concurrently, such meeting is considered a single meeting and the meeting fee is allocated between the Funds in the Fund Complex.

         Waterhouse Securities absorbed all organizational expenses of the Fund.

         The Fund placed all of its portfolio transactions with Waterhouse Securities. There were no commissions paid to Waterhouse Securities for the period ended October 31, 1998.

         NOTE 4 -- INVESTMENT TRANSACTIONS

         Purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $63,719,798 and $1,262,827 respectively, for the period ended October 31, 1998.

         At October 31, 1998, net unrealized depreciation for Federal income tax purposes aggregated $165,717, consisting of $3,699,981 gross unrealized appreciation and $3,865,698 gross unrealized depreciation. At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

         NOTE 5 -- FEDERAL TAX INFORMATION (UNAUDITED)

         As requested by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid, (if any), for the 1998 calendar year early in 1999.

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      This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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                        Report of Independent Auditors

         Shareholders and Board of Directors
         Waterhouse Dow 30 Fund

         We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Waterhouse Dow 30 Fund (one of the portfolios constituting Waterhouse Investors Family of Funds, Inc.) as of October 31, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from March 31, 1998 (commencement of operations) to October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Waterhouse Dow 30 Fund at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 31, 1998 to October 31, 1998, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
                                                           ---------------------

         New York, New York
         December 1, 1998

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                            WATERHOUSE SECURITIES, INC.
                           ----------------------------
              WHERE INVESTORS WHO EXPECT VALUE FEEL RIGHT AT HOME

                        Member New York Stock Exchange o SIPC
            National Headquarters o 100 Wall Street o New York, NY

                         Over 150 Branches Nationwide

 [Logo] Waterhouse Securities is a subsidiary of the Toronto-Dominion Bank whose stock is listed on the New York Stock Exchange (Symbol: TD)

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